Long-term Debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Unsecured Debt | Bank Loan Obligations
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2029	2029
Unsecured Debt | Bank Loan Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.00%	0.00%
Unsecured Debt | Bank Loan Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	32.00%	29.00%
Secured Debt | Finance Receivables Securitization
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2050	2050
Secured Debt | Finance Receivables Securitization | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.37%	0.37%
Secured Debt | Finance Receivables Securitization | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	11.23%	5.35%
Capital Lease Obligations
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2030	2028
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.38%	0.38%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	14.40%	14.40%
Consolidated Subsidiaries | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2031	2031
Consolidated Subsidiaries | Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.17%	0.27%
Consolidated Subsidiaries | Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	24.90%	15.48%
Consolidated Subsidiaries | Medium-term Notes
Debt Instrument [Line Items]
Debt maturity, start	2012	2011
Debt maturity, end	2047	2047
Consolidated Subsidiaries | Medium-term Notes | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	0.13%	0.01%
Consolidated Subsidiaries | Medium-term Notes | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	8.50%	15.25%
Parent Company | Unsecured Debt
Debt Instrument [Line Items]
Debt maturity, start	2012	2012
Debt maturity, end	2019	2019
Parent Company | Unsecured Debt | Minimum
Debt Instrument [Line Items]
Long-term debt, interest rate	1.07%	1.07%
Parent Company | Unsecured Debt | Maximum
Debt Instrument [Line Items]
Long-term debt, interest rate	3.00%	3.00%